Inventory	9 Months Ended
Sep. 30, 2015
Inventory [Abstract]
Inventory
5.	Inventory

Inventory as of September 30, 2015 and December 31, 2014 is as follows:

	September 30,	December 31,
	2015	2014
Raw materials	$161,934	$-
Sub-assemblies	124,038	-
Finished goods	236,160	-
	$522,132	$-